6. Customer Concentrations	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Customer Concentrations

The Company sells its products primarily through high-volume retailers and distributors, Internet service providers, value-added resellers, PC system integrators, and original equipment manufacturers ("OEMs"). The Company supports its major accounts in their efforts to offer a well-chosen selection of attractive products and to maintain appropriate inventory levels.

Relatively few customers have accounted for a substantial portion of the Company’s revenues.  In the first quarter of 2015, three customers accounted for 70% of our total net sales with our largest customer accounting for 40% of our net sales. In the first quarter of 2014, three customers accounted for 73% of the Company’s total net sales with our largest customer accounting for 56% of our net sales.  At March 31, 2015, three customers accounted for 87% of our gross accounts receivable, with our largest customer representing 62% of our gross accounts receivable.

The Company’s customers generally do not enter into long-term agreements obligating them to purchase products. The Company may not continue to receive significant revenues from any of these or from other large customers. A reduction or delay in orders from any of the Company’s significant customers, or a delay or default in payment by any significant customer could materially harm the Company’s business and prospects. Because of the Company’s significant customer concentration, its net sales and operating income (loss) could fluctuate significantly due to changes in political or economic conditions, or the loss, reduction of business, or less favorable terms for any of the Company's significant customers.